Investments (Details Textuals 27) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate Investment Property at Cost
Foreclosed real estate	$ 295,000,000	$ 165,000,000	$ 127,000,000
Accumulated depreciation	1,300,000,000	1,500,000,000
Depreciation expense on real estate	164,000,000	151,000,000	135,000,000
Depreciation expense on real estate related to discontinued operations	9,000,000	20,000,000	21,000,000
Estimated fair value of traditional real estate	7,600,000,000	6,200,000,000
Impairment of real estate	0	48,000,000	160,000,000
Impairment of real estate and real estate joint ventures held for sale	2,000,000	1,000,000	0
Impairment of real estate carrying value	1,000,000	1,000,000
Carrying amount of non-income producing properties	182,000,000	137,000,000
Other limited partnership interests relating to variable interest entities	6,378,000,000	6,416,000,000
Hedge funds	1,100,000,000	1,000,000,000
Impairments of other limited partnership interests	5,000,000	12,000,000	354,000,000
Deferred income tax liability related to leveraged leases	$ 1,500,000,000	$ 1,400,000,000